Analysis of operating revenues and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of operating revenues and segmental analysis
Schedule of reportable segment information

	At March 31, 2023
	Ryanair DAC	Malta Air	Other Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Scheduled revenue	6,843.4	—	86.9	—	6,930.3
Ancillary revenue	3,844.9	—	—	—	3,844.9
Inter-segment revenue	759.4	868.8	425.7	(2,053.9)	—
Segment revenue	11,447.7	868.8	512.6	(2,053.9)	10,775.2

Reportable segment profit after income tax (i)	1,382.3	10.1	35.6	—	1,428.0

Other segment information:
Depreciation	(876.6)	—	(46.6)	—	(923.2)
Finance expense	(70.2)	—	(6.6)	—	(76.8)
Finance income	42.4	—	—	—	42.4
Capital expenditure	(1,760.1)	—	(153.0)	—	(1,913.1)

Reportable segment assets	15,920.4	90.4	395.1	—	16,405.9
Reportable segment liabilities	9,914.7	96.0	752.2	—	10,762.9

	At March 31, 2022
	Ryanair DAC	Malta Air	Other Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Scheduled revenue	2,616.1	—	36.4	—	2,652.5
Ancillary revenue	2,148.4	—	—	—	2,148.4
Inter-segment revenue	698.5	679.4	406.9	(1,784.8)	—
Segment revenue	5,463.0	679.4	443.3	(1,784.8)	4,800.9

Reportable segment (loss)/profit after income tax (i)	(354.7)	5.9	(6.2)	—	(355.0)

Other segment information:
Depreciation	(660.1)	—	(59.3)	—	(719.4)
Finance expense	(87.8)	—	(3.6)	—	(91.4)
Capital expenditure	(1,527.8)	—	(5.0)	—	(1,532.8)

Reportable segment assets	14,832.1	69.6	248.1	—	15,149.8
Reportable segment liabilities	8,879.3	85.3	639.9	—	9,604.5

	At March 31, 2021
	Ryanair DAC	Malta Air	Other Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Scheduled revenue	1,020.2	—	15.8	—	1,036.0
Ancillary revenue	599.8	—	—	—	599.8
Inter-segment revenue	586.4	464.2	196.9	(1,247.5)	—
Segment revenue	2,206.4	464.2	212.7	(1,247.5)	1,635.8

Reportable segment loss after income tax (i)	(641.6)	(18.7)	(155.1)	—	(815.4)

Other segment information:
Depreciation	(506.6)	—	(64.4)	—	(571.0)
Finance expense	(65.6)	—	(4.2)	—	(69.8)
Finance income	10.9	—	5.1	—	16.0
Capital expenditure	(343.0)	—	(33.6)	—	(376.6)

Reportable segment assets	11,898.7	86.7	342.6	—	12,328.0
Reportable segment liabilities	6,830.8	108.3	742.3	—	7,681.4

(i)Reportable segment profit after income tax in the financial year ended March 31, 2023, excludes a net exceptional loss after tax of €114m, attributable to the fair value measurement of jet fuel call options. Reportable segment (loss)/profit after income tax in the financial year ended March 31, 2022, excludes a net exceptional gain after tax of €114m, attributable to the fair value measurement of jet fuel call options. Reportable segment loss after income tax in the financial year ended March 31, 2021, excludes a charge of €200m, attributable to a hedge ineffectiveness charge on jet fuel derivative instruments, foreign currency derivative instruments related to jet fuel, and aircraft delivery delays.

Schedule of geographical information for revenue by country of origin

	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
United Kingdom	1,589.7	564.0	251.4
Italy	2,364.5	1,188.8	377.5
Spain	1,883.4	873.8	315.7
Ireland	640.4	229.6	81.0
Other	4,297.2	1,944.7	610.2
Total revenue	10,775.2	4,800.9	1,635.8